Segments (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment information
Revenues	$ 5,380,526	$ 3,975,935	$ 2,743,445	$ 1,593,937	$ 1,385,957	$ 1,617,613	$ 1,338,208	$ 1,135,510	$ 326,436	$ 9,029,140	$ 2,979,894	$ 9,699,274	$ 4,417,767	$ 1,310,473
Depreciation and amortization	50,099			25,061						89,474	47,785	120,754	68,853	15,111
Operating Income	7,770			9,945						(12,785)	2,603	106,565	87,307	15,030
Additions to property, plant and equipment including acquisitions (accrual basis)	605,642			111,781						660,509	146,298	390,989	326,896	200,457
Total assets	6,551,679	4,167,223				2,291,618				6,551,679		4,167,223	2,291,618
Long-lived assets, net	3,441,891	2,651,308				1,523,089				3,441,891		2,651,308	1,523,089
Crude oil logistics
Segment information
Depreciation and amortization	9,240			3,330						18,971	8,014	22,111	9,176
Operating Income	38			5,884						1,501	12,493	678	34,236
Additions to property, plant and equipment including acquisitions (accrual basis)	39,464			31,336						81,413	35,462	204,642	89,860
Total assets	2,079,380	1,723,812				801,351				2,079,380		1,723,812	801,351
Long-lived assets, net	996,615	980,978				357,230				996,615		980,978	357,230
Water solutions
Segment information
Depreciation and amortization												55,105	20,923
Operating Income												10,317	8,576
Additions to property, plant and equipment including acquisitions (accrual basis)												100,877	137,116
Total assets		875,714				466,412						875,714	466,412
Long-lived assets, net		848,479				453,909						848,479	453,909
Liquids
Segment information
Depreciation and amortization	3,384			2,672						6,585	5,376	11,018	11,085	3,661
Operating Income	10,929			14,605						10,016	12,490	71,888	30,336	9,735
Additions to property, plant and equipment including acquisitions (accrual basis)	1,911			13,209						3,070	28,316	52,560	15,129	50,276
Total assets	756,133	577,795				474,141				756,133		577,795	474,141
Long-lived assets, net	271,567	274,846				238,192				271,567		274,846	238,192
Retail propane
Segment information
Number of operating divisions										2		2
Depreciation and amortization	7,684			6,871						15,255	14,111	28,878	25,496	11,450
Operating Income	(3,062)			(4,520)						(4,648)	(6,024)	61,285	46,869	9,616
Additions to property, plant and equipment including acquisitions (accrual basis)	9,567			4,546						12,441	11,492	24,430	66,933	150,181
Total assets	506,958	541,832				513,301				506,958		541,832	513,301
Long-lived assets, net	436,621	438,324				441,762				436,621		438,324	441,762
Refined products
Segment information
Depreciation and amortization												109
Operating Income												4,080
Additions to property, plant and equipment including acquisitions (accrual basis)												719
Total assets		157,581										157,581
Long-lived assets, net		27,017										27,017
Renewables
Segment information
Depreciation and amortization												516
Operating Income												2,434
Additions to property, plant and equipment including acquisitions (accrual basis)												519
Total assets		145,649										145,649
Long-lived assets, net		33,703										33,703
Corporate and other
Segment information
Depreciation and amortization	301			750						1,237	1,490	3,017	2,173
Operating Income	(23,749)			(8,937)						(41,106)	(22,312)	(44,117)	(32,710)	(4,321)
Additions to property, plant and equipment including acquisitions (accrual basis)	1,809			217						3,262	846	7,242	17,858
Total assets	61,198	144,840				36,413				61,198		144,840	36,413
Long-lived assets, net	53,705	47,961				31,996				53,705		47,961	31,996
Operating segment | Crude oil logistics | Crude oil sales
Segment information
Revenues	2,108,117			1,013,061						4,035,061	1,941,595	4,559,923	2,322,706
Operating segment | Crude oil logistics | Crude oil transportation and other
Segment information
Revenues	13,082			9,794						25,196	19,729	36,469	16,442
Operating segment | Water solutions | Water treatment and disposal
Segment information
Revenues												125,788	54,334
Operating segment | Water solutions | Water transportation
Segment information
Revenues												17,312	7,893
Operating segment | Liquids | Other revenues
Segment information
Revenues	6,814			9,250						12,530	18,114	31,062	33,954	2,462
Operating segment | Liquids | Propane sales
Segment information
Revenues	240,433			191,437						462,879	315,274	1,632,948	841,448	923,022
Operating segment | Liquids | Other product sales
Segment information
Revenues	306,625			308,606						594,984	558,459	1,231,965	858,276	251,627
Operating segment | Retail propane | Other revenues
Segment information
Revenues	8,276			8,198						15,457	15,898	35,918	35,856	17,370
Operating segment | Retail propane | Propane sales
Segment information
Revenues	48,552			40,651						100,578	87,342	388,225	288,410	175,417
Operating segment | Retail propane | Distillate sales
Segment information
Revenues	11,530			10,562						30,255	28,431	127,672	106,192	6,547
Operating segment | Refined products
Segment information
Revenues												1,180,895
Operating segment | Renewables
Segment information
Revenues												176,781
Operating segment | Corporate and other
Segment information
Revenues	1,333			1,485						2,794	2,959	437,713	4,233
Elimination of intersegment sales
Segment information
Revenues	$ (24,175)			$ (33,297)						$ (75,314)	$ (62,610)	$ (283,397)	$ (151,977)	$ (65,972)